Segment reporting	9 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Segment reporting	Segment reportingThe condensed consolidated financial information presented in the accompanying financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance. The information review by CODM for decision making purposes aligns with the information provided above in the statements of loss and comprehensive loss, financial position, and cash flows. The Company’s CODM is its Chief Executive Officer.
During the three and nine months ended September 30, 2023, the Company operated in Canada, the United States, and Germany. The Company also has invested in future operations in Europe. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary of the Company’s geographical information:

	Canada	United States	Germany	Norway	France	Other	Total
Revenues
Three months ended September 30, 2023	$0.1	$4.3	$—	$—	$—	$0.3	$4.7
Three months ended September 30, 2022	0.4	2.4	—	—	—	—	2.8

Nine months ended September 30, 2023	$1.0	$10.6	$—	$—	$—	$0.3	$11.9
Nine months ended September 30, 2022	3.2	7.6	—	—	—	—	10.8

Non-current assets
As at September 30, 2023	$55.6	$453.3	$30.7	$11.9	$9.0	$1.5	$562.0
As of December 31, 2022	38.1	213.0	11.6	0.9	0.1	1.7	265.4

Revenue is attributed to each geographical location based on location of sale.
The Company does not currently have active operations in any other geographical regions.